27 Right-of-use asset and lease liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Initial adoption on beginning	R$ 92,831	R$ 118,022
Additions	103,571	9,353
Remeasurement Adjustment	1,406	3,884
Amortization	(51,489)	(34,205)
Loss on disposal	(2,551)	(4,223)
Reclassification	(11,247)
Initial adoption on end	132,521	92,831
Real Estate [member]
Disclosure of quantitative information about right-of-use assets [line items]
Initial adoption on beginning	40,155	57,461
Additions	5,319	2,484
Remeasurement Adjustment	75	914
Amortization	(18,433)	(17,705)
Loss on disposal	(2,551)	(2,999)
Reclassification	(1,181)
Initial adoption on end	23,384	40,155
Vehicles and Aircraft [member]
Disclosure of quantitative information about right-of-use assets [line items]
Initial adoption on beginning	46,400	57,564
Additions	79,455	2,295
Remeasurement Adjustment	1,331	2,970
Amortization	(28,176)	(15,205)
Loss on disposal		(1,224)
Reclassification	(8,694)
Initial adoption on end	90,316	46,400
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Initial adoption on beginning	6,276	2,997
Additions	18,797	4,574
Remeasurement Adjustment
Amortization	4,880	1,295
Loss on disposal
Reclassification	(1,372)
Initial adoption on end	R$ 18,821	R$ 6,276